AST BOND PORTFOLIO 2036
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investment — 93.4%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $4,714,512)	453,011	$4,842,682
Short-Term Investment — 1.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $53,127)	53,127	53,127

TOTAL INVESTMENTS—94.4% (cost $4,767,639)(wa)		4,895,809

Other assets in excess of liabilities(z) — 5.6%		288,772

Net Assets — 100.0%		$5,184,581

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
48	10 Year U.S. Ultra Treasury Notes	Jun. 2025	$5,478,000	$75,610
16	20 Year U.S. Treasury Bonds	Jun. 2025	1,876,500	32,113
				107,723
Short Positions:
6	2 Year U.S. Treasury Notes	Jun. 2025	1,243,031	(3,890)
19	5 Year U.S. Treasury Notes	Jun. 2025	2,054,969	(19,569)
23	10 Year U.S. Treasury Notes	Jun. 2025	2,558,031	(35,303)
4	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	489,000	(10,084)
				(68,846)
				$38,877
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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